NKG
Nuveen Georgia Quality Municipal Income Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 151.7% (100.0% of Total Investments)
	MUNICIPAL BONDS – 151.7% (100.0% of Total Investments)
	Education and Civic Organizations – 16.6% (10.9% of Total Investments)
$1,600	Cobb County Development Authority, Georgia, Revenue Bonds, KSU University II Real Estate Foundation, LLC Project, Series 2011, 5.000%, 7/15/41 – AGM Insured	7/21 at 100.00	AA	$1,619,856
3,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43	3/28 at 100.00	AA	3,352,140
1,340	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%, 10/01/43	10/23 at 100.00	N/R	1,420,695
3,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W Woodruff Arts Center, Inc Project, Refunding Series 2015A, 5.000%, 3/15/36	3/26 at 100.00	A2	3,406,890
1,530	Gwinnett County Development Authority, Georgia, Revenue Bonds, Georgia Gwinnett College Student Housing Project, Refunding Series 2017B, 5.000%, 7/01/37	7/27 at 100.00	A+	1,810,985
1,155	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Green Series 2019B, 5.000%, 9/01/48	9/29 at 100.00	AA	1,429,520
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2013A, 5.000%, 10/01/43	10/23 at 100.00	AA	3,292,110
2,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2016A, 5.000%, 10/01/46 (UB) (4)	10/26 at 100.00	AA	2,355,440
1,325	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.250%, 10/01/30	10/22 at 100.00	Baa1	1,391,210
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/32	10/21 at 100.00	Baa1	1,018,060
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A+	3,263,040
21,950	Total Education and Civic Organizations			24,359,946
	Health Care – 17.8% (11.8% of Total Investments)
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
205	5.250%, 12/01/22 (5), (6)	3/21 at 100.00	N/R	17,882
745	5.375%, 12/01/28 (5), (6)	3/21 at 100.00	N/R	64,986
	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's Healthcare of Atlanta, Inc Project, Series 2019A:
3,245	4.000%, 7/01/44	7/29 at 100.00	AA+	3,727,564
1,000	4.000%, 7/01/49	7/29 at 100.00	AA+	1,139,330
875	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2020A, 5.000%, 4/01/50	4/30 at 100.00	A	1,074,579

NKG	Nuveen Georgia Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A:
$1,780	5.000%, 4/01/36	4/27 at 100.00	A	$2,122,881
1,000	5.000%, 4/01/37	4/27 at 100.00	A	1,189,470
3,485	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	AA-	4,020,854
2,500	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc Project, Series 2019A, 4.000%, 7/01/49	7/29 at 100.00	AA-	2,819,850
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2017B:
3,000	5.500%, 2/15/42 (UB) (4)	2/27 at 100.00	AA	3,599,610
5,500	5.250%, 2/15/45 (UB) (4)	2/27 at 100.00	AA	6,452,600
23,335	Total Health Care			26,229,606
	Housing/Multifamily – 0.8% (0.5% of Total Investments)
1,205	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A, 4.500%, 11/01/35	11/23 at 100.00	BB+	1,205,229
	Tax Obligation/General – 28.3% (18.6% of Total Investments)
4,000	Bryan County School District, Georgia, General Obligation Bonds, Series 2018, 5.000%, 8/01/42 (UB) (4)	8/26 at 100.00	AA+	4,690,280
700	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates, Tanner Medical Center Inc Project, Series 2020, 4.000%, 7/01/50	7/30 at 100.00	AA	810,586
3,000	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates, Tanner Medical Center, Inc Project, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	AA	3,434,760
2,000	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2018A, 4.000%, 6/15/37	6/28 at 100.00	A+	2,276,520
	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project, Refunding Series 2017:
1,000	5.000%, 2/01/29 – AGM Insured	2/27 at 100.00	AA	1,215,460
650	5.000%, 2/01/35 – AGM Insured	2/27 at 100.00	AA	772,635
2,350	Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series 2018A, 4.000%, 12/01/43	6/28 at 100.00	AA+	2,635,877
2,000	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2016, 5.000%, 7/01/35	7/26 at 100.00	Aa2	2,384,540
2,000	Forsyth County School District, Georgia, General Obligation Bonds, Series 2020, 5.000%, 2/01/38	2/30 at 100.00	AAA	2,576,280
3,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 4/01/44	4/25 at 100.00	AAA	3,478,200
3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2014A, 5.500%, 8/15/54	2/25 at 100.00	AA	3,436,230
3,550	Georgia State, General Obligation Bonds, Series 2015A, 5.000%, 2/01/28	2/25 at 100.00	AAA	4,143,737
170	Jackson County School District, Georgia, General Obligation Bonds, School Series 2019, 5.000%, 3/01/32	3/29 at 100.00	AA+	217,636

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$345	Lamar County School District, Georgia, General Obligation Bonds, Series 2017, 5.000%, 3/01/33	9/27 at 100.00	Aa1	$425,489
500	Paulding County, Georgia, General Obligation Bonds, Series 2017, 5.000%, 2/01/31	2/28 at 100.00	Aa1	625,200
	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Anticipation Certificates, Refunding Series 2019A:
500	5.000%, 10/01/34	10/29 at 100.00	Aa2	632,235
370	5.000%, 10/01/36	10/29 at 100.00	Aa2	464,687
195	5.000%, 10/01/37	10/29 at 100.00	Aa2	244,119
	Vidalia School District, Toombs County, Georgia, General Obligation Bonds, Series 2016:
500	5.000%, 8/01/30	2/26 at 100.00	Aa1	593,565
400	5.000%, 8/01/31	2/26 at 100.00	Aa1	473,400
3,500	West Virginia State, General Obligation Bonds, State Road Competitive Series 2018B, 4.000%, 6/01/42	6/28 at 100.00	Aa2	3,970,225
2,000	Winder-Barrow Industrial Building Authority, Georgia, Revenue Bonds, City of Winder Project, Refunding Series 2012, 5.000%, 12/01/29 – AGM Insured	12/21 at 100.00	A1	2,070,560
35,730	Total Tax Obligation/General			41,572,221
	Tax Obligation/Limited – 25.3% (16.7% of Total Investments)
	Atlanta and Fulton County Recreation Authority, Georgia, Revenue Bonds, Zoo Atlanta Parking Facility Project, Series 2017:
1,180	5.000%, 12/01/34	12/27 at 100.00	AA+	1,458,256
1,260	5.000%, 12/01/36	12/27 at 100.00	AA+	1,548,288
3,250	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44	7/25 at 100.00	A+	3,626,057
575	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding Series 2017, 5.000%, 12/01/24	No Opt. Call	A3	659,088
	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D:
1,200	5.000%, 1/01/30	1/27 at 100.00	A2	1,431,348
1,525	5.000%, 1/01/31	1/27 at 100.00	A2	1,811,807
725	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 5.000%, 7/01/41	7/23 at 100.00	A-	792,671
4,540	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 1993, 5.625%, 10/01/26 – NPFG Insured	No Opt. Call	Baa2	5,125,796
355	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	AA-	407,423
3,020	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	Baa2	3,358,784
700	Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds, Series 2017A, 5.000%, 6/01/29	6/27 at 100.00	AA	864,591
	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015B:
1,000	5.000%, 7/01/41	7/26 at 100.00	AA+	1,185,500
3,000	5.000%, 7/01/42	7/26 at 100.00	AA+	3,549,180

NKG	Nuveen Georgia Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$5,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2018, 4.000%, 7/01/48	7/28 at 100.00	AA	$5,606,600
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
710	4.500%, 7/01/34	7/25 at 100.00	N/R	774,901
2,312	4.550%, 7/01/40	7/28 at 100.00	N/R	2,520,196
810	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	12/22 at 100.00	Aa2	853,602
1,500	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 4.000%, 7/01/58	7/28 at 100.00	BBB	1,601,325
32,662	Total Tax Obligation/Limited			37,175,413
	Transportation – 9.1% (6.0% of Total Investments)
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/31	1/22 at 100.00	Aa3	2,076,360
2,810	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012C, 5.000%, 1/01/42 (AMT)	1/22 at 100.00	Aa3	2,907,226
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,575	5.000%, 1/01/32	1/24 at 100.00	Aa3	2,883,511
3,750	5.000%, 1/01/34	1/24 at 100.00	Aa3	4,183,575
1,400	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc Project, Series 2009A, 8.750%, 6/01/29	3/21 at 100.00	Baa3	1,407,614
12,535	Total Transportation			13,458,286
	U.S. Guaranteed – 9.5% (6.3% of Total Investments) (7)
2,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Revenue Bonds, Memorial Health University Medical Center, Inc, Refunding & Improvement Series 2012A, 5.000%, 1/01/31 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	2,079,280
600	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2012, 5.000%, 1/01/32 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	624,300
500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2014A, 5.000%, 5/01/31 (Pre-refunded 5/01/24)	5/24 at 100.00	AA+	572,920
625	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Foundation Technology Square Project, Refunding Series 2012A, 5.000%, 11/01/31 (Pre-refunded 5/01/22)	5/22 at 100.00	AA+	660,388
1,620	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East Issue, Series 2012, 5.000%, 11/15/37 (Pre-refunded 11/15/22)	11/22 at 100.00	AA-	1,752,111
3,500	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2013, 5.000%, 2/01/36 (Pre-refunded 2/01/23)	2/23 at 100.00	AAA	3,820,740
1,500	Habersham County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2014B, 5.000%, 2/01/37 (Pre-refunded 2/01/24)	2/24 at 100.00	Aa3	1,700,160

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
$163	5.500%, 7/15/23 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R	$166,223
601	5.500%, 7/15/30 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R	612,470
659	5.500%, 1/15/36 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R	672,181
1,260	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41 (Pre-refunded 10/01/21)	10/21 at 100.00	Aa2	1,295,671
13,028	Total U.S. Guaranteed			13,956,444
	Utilities – 44.3% (29.2% of Total Investments)
4,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2018A, 5.000%, 11/01/39 (UB) (4)	11/27 at 100.00	Aa2	4,915,320
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2018B, 5.000%, 11/01/47	11/27 at 100.00	Aa2	6,058,950
260	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.750%, 11/01/30 – AGM Insured	No Opt. Call	AA	366,296
1,975	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Fourth Series 1994, 2.250%, 10/01/32 (Mandatory Put 5/25/23)	No Opt. Call	A-	2,048,885
1,250	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C, 4.125%, 11/01/45	2/28 at 100.00	BBB+	1,383,437
1,250	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D, 4.125%, 11/01/45	2/28 at 100.00	BBB+	1,383,437
5	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 – AGM Insured	3/21 at 100.00	Aa1	5,017
500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	AA+	589,340
1,750	Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017, 5.000%, 3/01/33	3/27 at 100.00	A2	2,094,470
1,000	Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020, 4.000%, 3/01/41	3/30 at 100.00	A2	1,148,700
	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B:
6,000	5.250%, 10/01/32 – AGM Insured (UB) (4)	10/26 at 100.00	AA	7,434,000
300	5.000%, 10/01/35 – AGM Insured	10/26 at 100.00	AA	363,675
5,350	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 5.250%, 10/01/41	10/21 at 100.00	Aa3	5,500,602
1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2013, 5.000%, 1/01/33	1/23 at 100.00	AA	1,068,770
3,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG, 5.000%, 1/01/43	1/23 at 100.00	A1	3,176,670
	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2006B:
1,300	5.000%, 3/15/21	No Opt. Call	A+	1,302,184
1,500	5.000%, 3/15/22	No Opt. Call	A+	1,571,850
2,000	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2007A, 5.000%, 3/15/22	No Opt. Call	A+	2,085,980
1,000	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/49	No Opt. Call	A3	1,446,920

NKG	Nuveen Georgia Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,525	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa1	$1,698,530
2,000	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Variable Rate Demand Bonds Series 2018A, 4.000%, 4/01/48 (Mandatory Put 9/01/23)	6/23 at 100.40	Aa2	2,161,460
225	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/21 – AGM Insured	No Opt. Call	AA	233,402
3,500	Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020, 4.000%, 12/01/50 – AGM Insured	12/30 at 100.00	AA	4,047,820
1,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2015A, 0.000%, 1/01/32	No Opt. Call	A2	1,125,720
2,260	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/30 – BAM Insured	7/26 at 100.00	AA	2,691,728
	Oconee County, Georgia, Water and Sewerage Revenue Bonds, Series 2017A:
155	5.000%, 9/01/35	9/27 at 100.00	AA	187,745
535	5.000%, 9/01/37	9/27 at 100.00	AA	644,520
2,000	South Fulton Municipal Regional Water and Sewer Authority, Georgia, Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/30	1/24 at 100.00	AA	2,206,100
2,315	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Oconee-Hard Creek Resevoir Project, Series 2016, 4.000%, 2/01/38	2/26 at 100.00	Aa2	2,578,887
3,105	Warner Robins, Georgia, Water and Sewerage Revenue Bonds, Refunding & Improvement Series 2020, 4.000%, 7/01/50	7/30 at 100.00	Aa3	3,570,005
57,560	Total Utilities			65,090,420
$198,005	Total Long-Term Investments (cost $209,592,217)			223,047,565

Principal Amount (000)	Description	Optional Call Provisions	Ratings	Value
	SHORT-TERM INVESTMENTS – 0.1% (0.0% of Total Investments)
	MUNICIPAL BONDS – 0.1% (0.0% of Total Investments)
	Health Care – 0.1% (0.0% of Total Investments)
$88	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Variable Rate Demand Obligations, Series 2016, 6.500%, 3/31/17 (5), (6)	No Opt. Call	N/R	$93,054
$88	Total Short-Term Investments (cost $88,123)			93,054
	Total Investments (cost $209,680,340) – 151.8%			223,140,619
	Floating Rate Obligations – (13.3)%			(19,600,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (39.8)% (8)			(58,442,270)
	Other Assets Less Liabilities – 1.3%			1,888,690
	Net Asset Applicable to Common Shares – 100%			$146,987,039

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$222,964,697	$82,868	$223,047,565
Short-Term Investments:
Municipal Bonds	—	—	93,054	93,054
Total	$ —	$222,964,697	$175,922	$223,140,619

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 26.2%.
AMT	Alternative Minimum Tax
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.